Equity Investment (Restated) (Details Textual) (USD $)	Jan. 16, 2013
Equity Method Investment
Equity method investment, ownership percentage	0.375%
360 Market
Equity Method Investment
Equity method investment, ownership percentage	37.50%
Equity method investment, historical cost	$ 0